Contract Assets and Liabilities - Schedule of Movement in Contract Liabilities (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Schedule of Contract with Customer Liability [Abstract]
Balance at beginning of the year		$ 2,322,911	[1]	$ 1,144,047
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year		(2,591,075)		(1,148,848)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts		1,031,767		2,319,244
Exchange difference		(11,417)		8,468
Balance at end of the year	[1]	$ 752,186		$ 2,322,911

[1]
(a)	Contract liabilities, net from joint ventures were US$nil and US$359,629 as of March 31, 2026 and 2025, respectively.